Reclassification Out Of Accumulated Other Comprehensive Loss (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	$ (106,770,282)	$ (104,282,005)	$ (95,596,864)
Selling, general and administrative expenses	(15,154,992)	(14,434,121)	(14,335,976)
Gain on sale of equity investments	3,891,296	4,173,141	5,051,406
Tax (expense) benefit	(2,870,000)	(3,725,000)	(1,240,000)
Reclassification Out Of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassifications, net of tax	1,109,187	1,268,283	1,788,030
Reclassification Out Of Accumulated Other Comprehensive Income [Member] | Net Periodic Postretirement Benefit Cost [Member] | Cost of Sales [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	(1,222,417)	(1,225,104)	(936,992)
Tax (expense) benefit	489,180	490,550	374,663
Reclassifications, net of tax	(733,237)	(734,554)	(562,329)
Reclassification Out Of Accumulated Other Comprehensive Income [Member] | Net Periodic Postretirement Benefit Cost [Member] | Selling, General and Administrative Expenses [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Selling, general and administrative expenses	(821,692)	(837,754)	(716,097)
Tax (expense) benefit	328,820	335,450	286,337
Reclassifications, net of tax	(492,872)	(502,304)	(429,760)
Reclassification Out Of Accumulated Other Comprehensive Income [Member] | Unrealized Net Gains on Available-for-sale Securities [Member] | Gain on Sale of Equity Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gain on sale of equity investments	3,891,296	4,173,141	5,051,406
Tax (expense) benefit	(1,556,000)	(1,668,000)	(2,024,000)
Reclassifications, net of tax	2,335,296	2,505,141	3,027,406
Reclassification Out Of Accumulated Other Comprehensive Income [Member] | Unrealized Net Gains on Available-for-sale Securities [Member] | Loss on Impairment of Equity Investments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Loss on impairment of equity investments, reclassifications	0	0	(415,287)
Tax (expense) benefit	0	0	168,000
Reclassifications, net of tax	$ 0	$ 0	$ (247,287)